Leases - Disclosure of Reconciliation of Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
New contracts	€ 17,296	€ 6,725
Interest expense	1,167	588	€ 626
Principal elements of lease payments	(10,711)	(11,157)	(13,375)
Exchange differences	50	1,710
Lease liabilities
Disclosure of quantitative information about right-of-use assets [line items]
Liabilities arising from financing activities at beginning of period	17,227	21,857
New contracts	17,081	5,855
Modifications	243	870
Interest expense	967	588
Principal elements of lease payments	(10,711)	(11,157)
Cash outflow - interest	(967)	(588)
Exchange differences	(264)	(198)
Liabilities arising from financing activities at end of period	€ 23,576	€ 17,227	€ 21,857